Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders' Equity [Abstract]
Schedule of Equity Securities in ADS Terms	The table below summarizes the Company’s equity securities in ADS terms, as of June 30, 2024:
	Warrants outstanding as of June 30, 2024	Exercise price in USD	Expiration date
Pre-funded warrants (*)	58,000	0.01	-
Shares in abeyance	1,365,214	-	-
Ordinary warrants	3,030,179	4.85-12.50	3-4.5 years
Total outstanding	4,453,393
(*)	During the six months ended June 30, 2024, 173,900 ADS pre-funded warrants were exercised.